Leases (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lease Amounts in Financial Statements
The Consolidated and Combined Financial Statements include the following amounts related to operating leases where the Company is the lessee ($ in millions):

	2023	2022	2021
Consolidated and Combined Statements of Earnings
Fixed operating lease expense(a)	$43	$40	$45
Variable operating lease expense	12	13	13
Total operating lease expense	$55	$53	$58

Consolidated and Combined Statements of Cash Flows
Cash paid for amounts included in the measurement of operating lease liabilities	$41	$40	$46
ROU assets obtained in exchange for operating lease obligations	52	24	17

		December 31, 2023	December 31, 2022
Consolidated and Combined Balance Sheets
Lease Assets and Liabilities	Classification
Operating lease ROU assets	Other long-term assets	$144	$117

Operating lease liabilities - current	Accrued expenses and other liabilities	$33	$32
Operating lease liabilities - long-term	Other long-term liabilities	115	91
Total operating lease liabilities		$148	$123

Weighted average remaining lease term		8 years	6 years
Weighted average discount rate		4.1%	2.6%

(a)	Includes short-term leases and sublease income, both of which were immaterial.

Maturity of Operating Lease Liabilities
The following table presents the maturity of the Company’s operating lease liabilities as of December 31, 2023 ($ in millions):

2024	$38
2025	29
2026	22
2027	17
2028	13
Thereafter	56
Total operating lease payments	175
Less: imputed interest	(27)
Total operating lease liabilities	$148